Cover	Apr. 02, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 02, 2024
File Number	333-271350
Registrant Name	Marky Corp.
Entity Central Index Key	0001973047
TaxIdentificationNumber	32-0689703
Incorporation State	WY
address	30 N Gould St
Address City	Sheridan
AddressState	WY
AddressPostalZipCode	82801
CityAreaCode	1860
LocalPhoneNumber	9730746
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Emerging growth company	true
ExTransitionPeriod	false